Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Shares	Additional Paid-In Capital	Treasury Shares	Accumulated Other Comprehensive Loss	Retained Earnings	Total
Beginning Balance (in shares) (Predecessor) at Dec. 31, 2015	21,121		2,156
Beginning Balance (Predecessor) at Dec. 31, 2015	$ 218	$ 2,383,387	$ (30,000)	$ (23,490)	$ 361,940	$ 2,692,055
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under share-based compensation plan (in shares) | Predecessor	63		(63)
Shares issued under share-based compensation plan | Predecessor	$ 1	(90)				(89)
Cancellation of treasury shares (in shares) | Predecessor			(726)
Cancellation of treasury shares | Predecessor	$ (7)	(29,993)	$ 30,000
Share-based compensation | Predecessor		7,094				7,094
Other comprehensive income | Predecessor				4,297		4,297
Net loss | Predecessor					(37,157)	(37,157)
Ending Balance (in shares) (Predecessor) at Dec. 31, 2016	21,184		1,367
Ending Balance (Predecessor) at Dec. 31, 2016	$ 212	2,360,398	$ 0	(19,193)	324,783	2,666,200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under share-based compensation plan (in shares) | Predecessor	155		(155)
Shares issued under share-based compensation plan | Predecessor	$ 1	(200)				(199)
Modification of unvested awards from equity to liability | Predecessor		(553)				(553)
Share-based compensation | Predecessor		6,819				6,819
Other comprehensive income | Predecessor				4,700		4,700
Net loss | Predecessor					(525,166)	$ (525,166)
Ending Balance (in shares) (Predecessor) at Dec. 31, 2017	21,339		1,212			21,339
Ending Balance (Predecessor) at Dec. 31, 2017	$ 213	2,366,464		(14,493)	(200,383)	$ 2,151,801
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under share-based compensation plan (in shares) | Predecessor	29		(29)
Shares issued under share-based compensation plan | Predecessor	$ 1	(5)				(4)
Share-based compensation | Predecessor		2,543				2,543
Other comprehensive income | Predecessor				643		643
Net loss | Predecessor					(2,154,877)	$ (2,154,877)
Ending Balance (in shares) (Predecessor) at Nov. 19, 2018	21,368		1,183
Ending Balance (in shares) at Nov. 19, 2018						75,000
Ending Balance (Predecessor) at Nov. 19, 2018	$ 214	2,369,002		(13,850)	(2,355,260)	$ 106
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reverse stock split	$ (214)	214
Reverse stock split (in shares)	(21,366)		(1,183)
Elimination of predecessor equity balances		(2,369,110)		13,850	2,355,260
Equity conversion (in shares)	24,416
Equity conversion	$ 244	1,152,199				1,152,443
Equity offerings (in shares)	50,582
Equity offerings	$ 506	492,914				493,420
Issuance of shares reserved for share-based compensation plan (in shares)			7,500
Ending Balance (in shares) at Nov. 20, 2018	75,000		7,500
Ending Balance at Nov. 20, 2018	$ 750	1,645,219				$ 1,645,969
Beginning Balance (in shares) (Predecessor) at Nov. 19, 2018	21,368		1,183
Beginning Balance (in shares) at Nov. 19, 2018						75,000
Beginning Balance (Predecessor) at Nov. 19, 2018	$ 214	2,369,002		$ (13,850)	(2,355,260)	$ 106
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under share-based compensation plan (in shares)	31		(31)
Shares issued under share-based compensation plan		(126)				(126)
Share-based compensation		599				599
Net loss					(27,484)	$ (27,484)
Ending Balance (in shares) at Dec. 31, 2018	75,031		7,469			75,031
Ending Balance at Dec. 31, 2018	$ 750	$ 1,645,692			$ (27,484)	$ 1,618,958